Contract liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Contract liabilities [abstract]
Disclosure of development of contract liabilities
Development of contract liabilities is presented in the table below:

in € thousand	June 30, 2026	December 31, 2025
BALANCE AS AT JANUARY 1	432	3,010
Revenue recognition	—	(3,320)
Addition	60	720
Exchange rate differences	(9)	21
BALANCE AS AT CLOSING DATE	482	432
Less non-current portion	—	—
CURRENT PORTION	482	432